EARNINGS PER SHARE (Tables)	12 Months Ended
Jan. 31, 2022
Earnings Per Share [Abstract]
Schedule of reconciliation for calculation of basic and diluted earnings per share [Table Text Block]
	January 31, 2022	January 31, 2021
Net income (loss) from continuing operations after income taxes	$13,158,795	$(4,601,572)
Net loss from discontinued operations after income taxes	$(2,242,644)	$(3,228,056)
Net income (loss)	$10,916,151	$(7,829,628)

Weighted average number of common shares outstanding	118,308,584	104,841,540
Dilutive effect of warrants and stock options outstanding	2,833,093	-
Diluted weighted average number of common shares outstanding	121,141,677	104,841,540

Basic earnings (loss) per share, continuing operations	$0.11	$(0.04)
Diluted earnings (loss) per share, continuing operations	$0.11	$(0.04)

Basic loss per share, discontinued operations	$(0.02)	$(0.03)
Diluted loss per share, discontinued operations	$(0.02)	$(0.03)

Basic earnings (loss) per share	$0.09	$(0.07)
Diluted earnings (loss) per share	$0.09	$(0.07)